Summarized Status of Performance-based Nonvested Shares and Changes during Period (Detail) (Performance Shares, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Performance Shares
Shares
Outstanding at beginning of year	580,000	316,000	62,000
Granted	278,000	300,000	316,000
Vested	(37,000)	(36,000)	(62,000)
Forfeited/canceled	(12,000)
Outstanding at end of year	809,000	580,000	316,000
Weighted Average Grant Date Fair Value
Outstanding at beginning of year	$ 16.68	$ 15.65	$ 13.69
Granted	$ 22.91	$ 17.63	$ 15.65
Vested	$ 18.08	$ 15.61	$ 13.69
Forfeited/canceled	$ 16.57
Outstanding at end of year	$ 18.76	$ 16.68	$ 15.65